Share Repurchase Program (Tables)	12 Months Ended
Dec. 31, 2013
Senior Non-Cumulative Perpetual Preferred Stock [Abstract]
Common Stock Repurchase Program

For the Year Ended
December 31, 2013
Shares of common stock repurchased	50,430
Price paid for common stock repurchased	$296
Average price paid per common share	$5.88